SHORT-TERM LOANS (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
SHORT-TERM LOANS [Abstract]
Interest rates range, minimum	4.83%	4.83%	5.00%
Interest rates range, maximum	10.25%	10.25%	8.54%
Weighted average interest rate on short-term loans	7.91%	7.91%	6.99%
Unused lines of credit for short-term financing, remaining borrowing capacity	$ 57,210	356,421	340,812
Guaranteed and secured	12,271	76,450	158,590
Interest on short-term loans	4,937	30,760	23,704	21,434
Interest expense capitalized in construction in process	$ 1,760	10,966